Significant Subsidiaries - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2017 subsidiary
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.68%
Proportion of voting rights held in subsidiary	50.00%
Proportion of voting rights held by non-controlling interests	50.00%
Loss on disposition of subsidiaries		$ 546
(Gain) loss on dispositions of subsidiaries		$ (546)	$ 2,243
Gain from disposition of subsidiary			$ 229
Number of subsidiaries | subsidiary				2
Maximum percentage of ownership of each subsidiary to exercise rights of non controlling interest	0.50%
Merkanti Holding plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.96%
Number of shares issued | shares		20,000
Cash consideration		$ 8
Cash receivable		$ 23